Property, Plant and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Property, Plant and Equipment [Line Items]
Depreciation expenses from continuing operations	$ 1,848	$ 1,606	$ 1,309
Depreciation expenses from discontinued operations			$ 140